Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

May 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Forward Funds (“Registrant”)

File Nos.: 033-48940; 811-06722

Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that the May 1, 2016 Class Z statutory prospectus applicable to each series of the Registrant offering such share classes and May 1, 2016 combined statement of additional information applicable to all series of the Registrant that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 123 (Accession No. 0001193125-16-569516) on April 29, 2016.

The May 1, 2016 Investor Class and Institutional Class statutory prospectus applicable to each series of the Registrant offering such share classes; and the May 1, 2016 Class A, Class B, Class C and Advisor Class statutory prospectus applicable to each series of the Registrant offering such share classes were filed under Rule 497(c) on May 4, 2016 (Accession No. 0001193125-16-577638).

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Vice President